Accrued Expenses And Other Current Liabilities (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Compensation and benefits	$ 524,409	$ 272,601
Research and development expenses	452,139	315,937
General and administrative	306,997	160,116
Accrued interest	0	193,781
Warrant and UPO liability	7,138	5,552
Accrued Liabilities and Other Liabilities	$ 1,290,683	$ 947,987